Statement of compliance	12 Months Ended
Jun. 30, 2020
Statement of compliance
Statement of compliance

1Statement of compliance

The consolidated financial statements are prepared in compliance with International Financial Reporting Standards (IFRS) and Interpretations of those standards, as issued by the International Accounting Standards Board, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Reporting Pronouncements as issued by Financial Reporting Standards Council and the South African Companies Act, 2008. The consolidated financial statements were approved for issue by the Board of Directors on 17 August 2020 and will be presented to shareholders at the Annual General Meeting on 20 November 2020.

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, liabilities for cash-settled share-based payment schemes, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial results are presented in rand, which is Sasol Limited’s functional and presentation currency, rounded to the nearest million.

The consolidated financial statements are prepared on the going concern basis. Refer to note 2.

The comparative figures are reclassified or restated as necessary to afford a proper and more meaningful comparison of results as set out in the affected notes to the financial statements.

Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2019, except for the adoption of IFRS 16 ‘Leases’ and the Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 7 ‘Financial Instruments: Disclosure’, and IFRIC 23 ‘Uncertainty Over Income Tax Treatments’ with effect from 1 July 2019. The amendments to IFRS 9, IAS 39, IFRS 7 and IFRIC 23 were applied prospectively. These accounting policies are consistently applied throughout the group.

Accounting standards, interpretations and amendments to published accounting standards

IFRS 16 ‘Leases’

IFRS 16 replaces IAS 17 ‘Leases’ as well as three Interpretations (IFRIC 4 ‘Determining whether an Arrangement contains a Lease’, SIC-15 ‘Operating Leases — Incentives’ and SIC-27 ‘Evaluating the Substance of Transactions Involving the Legal Form of a Lease’).

IFRS 16 introduces a single lease accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognise a right of use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments.

Sasol adopted IFRS 16 with effect from 1 July 2019 using the modified retrospective approach, which allows the cumulative effect of initially applying the standard to be recognised in equity as an adjustment to the opening retained earnings at adoption date, with no restatement of comparative financial information required. The adoption of the standard has a material effect on the group’s financial statements, significantly increasing the group’s recognised assets and liabilities.

IFRS 16 provides a revised definition for leases whereby contracts that convey the right to control the use of an identified asset for a period of time in exchange for consideration are accounted for as leases.

Sasol reviewed contracts previously classified as leases under IAS 17 to determine whether the contract contains a lease on adoption date, and evaluated whether any significant contracts not previously accounted for as leases contained a lease under IFRS 16.

At 1 July 2019, additional lease liabilities were recognised for leases previously classified as operating leases under IAS 17. These lease liabilities were measured at the present value of lease payments over the remaining reasonably certain lease period, discounted using entity-specific incremental borrowing rates as of 1 July 2019. The discount rates incorporate factors such as the lessee’s country of operation, the lease term, the nature of the asset and the commencement date of the lease. On transition, the incremental borrowing rates applied in deriving the total lease liability range from 8,2% to 11,5% (South African rand denominated leases), 0,9% to 8,1% (Eurasia) and 3,7% to 5,6% (United States).

On 1 July 2019, a corresponding right of use asset was recognised for an amount equal to the aforementioned lease liability, adjusted for any prepaid or accrued lease payment on the contract as at 30 June 2019, as well as for any restoration obligation. In terms of the transition options allowed by IFRS 16, leases with a remaining contract period of less than 12 months from adoption date were not recognised on the statement of financial position but continue to be expensed through the income statement on a straight-line basis. As allowed practical expedients in IFRS 16, initial direct costs were excluded from the measurement of the right of use asset at adoption date, a single discount rate was used in certain instances for a portfolio of leases with reasonably similar characteristics, hindsight was used in the determination of the lease term in the case of renewal or termination options and relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review to determine that no onerous contracts existed at 1 July 2019.

With the application of the definition of leases contained in IFRS 16, certain contracts previously accounted for as operating or finance leases under IAS 17 are no longer accounted for as leases, but rather as service contracts. This was mainly where it was determined that Sasol do not control how and for what purpose the asset is used. For leases previously classified as finance leases, the respective right of use assets and lease liabilities were measured at adoption date at the same amounts as under IAS 17 immediately preceding the adoption of IFRS 16.

The impact of the adoption of IFRS 16 on the group’s statement of financial position at 1 July 2019 is as follows:

	30 June 2019 Rm	IFRS 16 Impact Rm	1 July 2019 Rm
Assets
Property, plant and equipment	233 549	(7 417)	226 132
Assets under construction	127 764	(71)	127 693
Right of use assets	—	16 045	16 045
Goodwill and other intangible assets	3 357	—	3 357
Equity accounted investments	9 866	—	9 866
Other long-term investments	1 248	—	1 248
Post-retirement benefit assets	1 274	—	1 274
Long-term receivables and prepaid expenses	6 317	(191)	6 126
Long-term financial assets	15	—	15
Deferred tax assets	8 563	—	8 563
Non-current assets	391 953	8 366	400 319

Assets in disposal groups held for sale	2 554	—	2 554
Inventories	29 646	—	29 646
Tax receivable	730	—	730
Trade and other receivables	28 578	(13)	28 565
Short-term financial assets	630	—	630
Cash and cash equivalents	15 877	—	15 877

Current assets	78 015	(13)	78 002

Total assets	469 968	8 353	478 321

Equity and liabilities
Shareholders’ equity	219 910	(290)	219 620
Non-controlling interests	5 885	—	5 885

Total equity	225 795	(290)	225 505

Long-term debt	127 350	(1 005)	126 345
Lease liabilities	7 445	7 933	15 378
Long-term provisions	17 622	—	17 622
Post-retirement benefit obligations	12 708	—	12 708
Long-term deferred income	924	(152)	772
Long-term financial liabilities	1 440	624	2 064
Deferred tax liabilities	27 586	(111)	27 475

Non-current liabilities	195 075	7 289	202 364

Liabilities in disposal groups held for sale	488	—	488
Short-term debt	3 783	1 383	5 166
Short-term provisions	3 289	—	3 289
Tax payable	1 039	—	1 039
Trade and other payables	39 466	(29)	39 437
Short-term deferred income	210	—	210
Short-term financial liabilities	765	—	765
Bank overdraft	58	—	58

Current liabilities	49 098	1 354	50 452

Total equity and liabilities	469 968	8 353	478 321

1Statement of compliance continued

The application of the new standard has a significant impact on the presentation and timing of expenditure.

Under IFRS 16, expenses related to leases previously classified as operating leases are now recognised in the income statement over the lease term as amortisation of the right of use asset and interest expense relating to the lease liability, whereas these expenditures were previously predominantly disclosed as expenditure on ‘Selling and distribution costs’, ‘Maintenance expenditure’ and ‘Other operating expenses’ on a straight-line basis.

Following the adoption of IFRS 16, payments relating to leases previously classified as operating leases are presented under cash flow from financing activities, representing the payment of principal, and as operating cash flows, representing the payment of interest. Under IAS 17, these payments were primarily reflected as cash flows from operating activities.

The following table provides a reconciliation of the operating lease commitments and finance lease liabilities recognised as at 30 June 2019 to the total lease liability recognised on the group balance sheet in accordance with IFRS 16 as at 1 July 2019.

Rm
Operating lease commitments disclosed as at 30 June 2019	24 081
Short-term leases not recognised as a liability	(144)
Low-value leases not recognised as a liability	(18)
Discounting at lessee’s incremental borrowing rate	(11 835)
Discounted operating lease commitments as at 30 June 2019	12 084
Finance lease liabilities recognised as at 30 June 2019	7 770
Contracts reassessed as not being lease contracts	(3 850)
Adjustments as a result of different treatment of extension and termination options	1 408
Other	(305)
Lease liabilities recognised as at 1 July 2019	17 107

Non-current	15 378
Current	1 729

Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 7 ‘Financial Instruments: Disclosure’

These amendments provide certain reliefs in connection with interest rate benchmark (IBOR) reform. The reliefs relate to hedge accounting and have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement. The IBOR reform amendment was early adopted. The adoption of these amendments had no impact on the group’s financial statements.

IFRIC 23 ‘Uncertainty over Income Tax Treatments’

IFRIC 23 clarifies how the recognition and measurement requirements of IAS 12 ‘Income taxes’ are applied where there is uncertainty over income tax treatments. The adoption of IFRIC 23 had no impact on the group at 30 June 2020.

Accounting standards, interpretations and amendments not yet effective

Amendments to IFRS 3 ‘Business Combination’

The amendments narrow and clarify the definition of a business. They also permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. The amendments are effective for the group from 1 July 2020, will be applied prospectively and are not expected to significantly impact the group.

Amendments to IAS 1 ‘Presentation of Financial Statements’ and IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’

The amendments clarify and align the definition of ‘material’ and provide guidance to help improve consistency in the application of that concept whenever it is used in IFRS Standards. The amendments are effective for the group from 1 July 2020, will be applied prospectively and are not expected to significantly impact the group.

IFRS 17 ‘Insurance Contracts’

IFRS 17 requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. IFRS 17 supersedes IFRS 4 ‘Insurance Contracts’. IFRS 17 is effective for the group from 1 July 2023, will be applied prospectively and is not expected to significantly impact the group.

Amendments to IAS 1 ‘Presentation of Financial Statements’

The amendments provide guidance on the classification of liabilities as current or non-currents in the statement of financial position and does not impact the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items. They clarify that the classification of liabilities as current or non-current should be based on rights that are in place at the end of the reporting period which enable the reporting entity to defer settlement by at least twelve months. The amendments further make it explicit that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. The amendments are effective for the group from 1 July 2023, will be applied retrospectively and are not expected to significantly impact the group.